CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 126,126	$ 164,492
Cost of revenue	111,343	143,887
GROSS PROFIT	14,783	20,605
Operating expenses:
Research and development	3,880	1,969
Selling, general and administrative	19,466	16,327
Total operating expenses	23,346	18,296
OPERATING INCOME (LOSS)	(8,563)	2,309
Equity income (loss) from investment in affiliates	(89)	45
Other expenses, net	738	2,049
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	(9,390)	305
Income tax expense	708	962
NET LOSS	(10,098)	(657)
Net profit attributable to non-controlling interests	431
NET LOSS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ (10,529)	$ (657)
LOSS PER SHARE - BASIC AND DILUTED
Net loss	$ (0.28)	$ (0.02)
Weighted average number of shares outstanding	35,433,333	28,926,925
COMPREHENSIVE LOSS
Net loss	$ (10,098)	$ (657)
Other comprehensive loss - translation adjustments	(99)	(4)
Comprehensive loss	(10,197)	(661)
Comprehensive income attributable to non controlling and redeemable non controlling interests	418
COMPREHENSIVE LOSS ATTRUBUTABLE TO ICTS INTERNATIONAL N.V.	$ (10,615)	$ (661)